LIBERTY MIDCAP GROWTH FUND
                                                         Class A, B and C Shares


                        SUPPLEMENT TO PROSPECTUS DATED AUGUST 1, 2000


The Prospectus is revised as follows:


The table entitled "EXAMPLE EXPENSES" under the heading "YOUR EXPENSES" is replaced with the following:




 Expenses Example (your actual costs  may be high or lower)

 Class                                    1 Year     3 Years     5 Years     10 Years
 Class A                                   $728       $1,091      $1,476      $2,554
 --------------------------------------- ---------- ----------- ----------- -----------
 Class B:          did not sell your
 shares                                    $228        $744       $1,288      $2,586
          sold all your shares at
          the end of the period            $728       $1,044      $1,488      $2,586
 --------------------------------------- ---------- ----------- ----------- -----------
 Class C:          did not sell your
 shares                                    $228        $744       $1,288      $2,771
          sold all your shares at
          the end of the period            $328        $744       $1,288      $2,771






                                                         August 10 , 2000

796-36/558C-0800





August 11, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Liberty-Stein Roe Funds Investment Trust
Liberty Midcap Growth Fund
File Nos. 811-4978 and 33-11351


Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(e), submitted for filing via EDGAR is A prospectus supplement dated August , 2000,which is now being used in connection with the public offering and sale of shares of the Fund. Please be advised that the Fund's Statement of Additional Information and Annual Report (each of which was filed via EDGAR) have not been revised since the date of the last filing.

Sincerely,

Liberty-Stein Roe Funds Investment Trust

/s/Vincent Pietropaolo
Vincent Pietropaolo
Assistant Secretary

Enclosures